Below is a summary of our lease assets and liabilities at January 31, 2022 and January 31, 2021. (Details) - USD ($)	Apr. 30, 2022	Jan. 31, 2022	Jan. 31, 2021
Assets
Operating	$ 213,714	$ 242,583	$ 344,413
Current
Operating	96,772	100,001	90,286
Noncurrent
Operating	114,423	138,551	244,049
Total lease liabilities	$ 211,195	$ 238,552	$ 334,335